UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22870

Investment Company Act file number:

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

1

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of January 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 11.2%
Australia (a) - 0.0%
Multiperil (a) - 0.0%
RW0005 (L1-1) 77.738%, 08/03/2017 (b)(c)(d)(e)(f)(g) (Cost: $4,168,192; Acquisition Date: 06/14/2016)	AUD	5,600,000	$13,748

China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
(T-BILL 3MO + 4.050%), 06/30/2018 (b)(c)(d)(g)(h) (Cost: $2,935,000; Acquisition Date: 06/26/2015)		$2,935,000	2,932,015

Global - 5.6%
Mortality/Longevity - 0.2%
Chesterfield 2014-1
4.500%, 12/15/2034 (d)(g)(h) (Cost: $3,510,936; Acquisition Date: 12/11/2014)		3,510,936	3,499,745
IBRD CAR 111-Class A
(6 Month LIBOR USD + 6.900%), 07/15/2020 (b)(c)(d)(g)(h) (Cost: $5,034,000; Acquisition Date: 06/28/2017)		5,034,000	5,057,660
IBRD CAR 112-Class B
(6 Month LIBOR USD + 11.500%), 07/15/2020 (b)(c)(d)(g)(h) (Cost: $629,000; Acquisition Date: 06/28/2017)		629,000	631,579

			9,188,984

Multiperil - 4.5%
Atlas IX 2015-1
(3 Month LIBOR USD + 7.830%), 01/07/2019 (b)(c)(d)(h) (Cost: $10,096,816; Original Acquisition Date: 02/05/2015)		10,081,000	9,095,582
Atlas IX 2016-1
(3 Month LIBOR USD + 7.370%), 01/08/2020 (b)(c)(d)(h) (Cost: $20,701,876; Original Acquisition Date: 02/15/2017)		19,802,000	19,036,653
Galilei Re 2017-1 Class A-2
(6 Month LIBOR USD + 13.250%), 01/08/2021 (b)(c)(d)(h) (Cost: $5,250,000; Acquisition Date: 12/21/2016)		5,250,000	4,995,637
Galilei Re 2017-1 Class C-2
(6 Month LIBOR USD + 6.250%), 01/08/2021 (b)(c)(d)(h) (Cost: $16,000,000; Acquisition Date: 12/21/2016)		16,000,000	15,850,400
Galilei Re 2017-1 Class D-2
(6 Month LIBOR USD + 5.250%), 01/08/2021 (b)(c)(d)(h) (Cost: $8,000,000; Acquisition Date: 12/21/2016)		8,000,000	8,052,800
Galileo Re 2016-1 Class A
(T-BILL 3MO + 13.510%), 01/08/2019 (b)(c)(d)(h) (Cost: $4,382,000; Acquisition Date: 01/20/2016)		4,382,000	4,255,141
Galileo Re 2016-1 Class B
(T-BILL 3MO + 8.940%), 01/08/2019 (b)(c)(d)(h) (Cost: $4,382,000; Acquisition Date: 01/20/2016)		4,382,000	4,344,972
Galileo Re 2016-1 Class C
(T-BILL 3MO + 6.870%), 01/08/2019 (b)(c)(d)(h) (Cost: $4,383,000; Acquisition Date: 01/20/2016)		4,383,000	4,374,234
Galileo Re 2017-1 Class B
(6 Month LIBOR USD + 17.500%), 11/06/2020 (b)(c)(d)(h) (Cost: $1,676,000; Acquisition Date: 10/30/2017)		1,676,000	1,663,430
Kilimanjaro Re 2014-1 Class B
(T-BILL 3MO + 4.500%), 04/30/2018 (b)(c)(d)(h) (Cost: $16,630,436; Original Acquisition Date: 04/17/2014)		16,708,000	16,606,917
Kilimanjaro Re 2015-1 Class E
(T-BILL 3MO + 6.750%), 12/06/2019 (b)(c)(d)(h) (Cost: $2,989,522; Acquisition Date: 05/06/2016)		2,966,000	2,960,513
Kilimanjaro Re II 2017-1 Class A-1
(6 Month LIBOR USD + 10.000%), 04/20/2021 (b)(c)(d)(h) (Cost: $13,834,000; Acquisition Date: 04/06/2017)		13,834,000	12,842,794
Kilimanjaro Re II 2017-1 Class B-1
(6 Month LIBOR USD + 7.500%), 04/20/2021 (b)(c)(d)(h) (Cost: $27,668,258; Original Acquisition Date: 04/06/2017)		27,591,000	26,695,672
Kilimanjaro Re II 2017-1 Class C-1
(6 Month LIBOR USD + 6.000%), 04/20/2021 (b)(c)(d)(h) (Cost: $21,363,918; Original Acquisition Date: 04/06/2017)		21,304,000	20,914,137
Kilimanjaro Re II 2017-2 Class A-2
(6 Month LIBOR USD + 10.000%), 04/21/2022 (b)(c)(d)(h) (Cost: $5,929,000; Acquisition Date: 04/06/2017)		5,929,000	5,439,858
Kilimanjaro Re II 2017-2 Class B-2
(6 Month LIBOR USD + 7.500%), 04/21/2022 (b)(c)(d)(h) (Cost: $8,893,000; Acquisition Date: 04/06/2017)		8,893,000	8,577,743
Kilimanjaro Re II 2017-2 Class C-2
(6 Month LIBOR USD + 6.000%), 04/21/2022 (b)(c)(d)(h) (Cost: $6,640,000; Acquisition Date: 04/06/2017)		6,640,000	6,519,816
Loma Re 2013-1 Class C
(T-BILL 3MO + 3.000%), 01/08/2018 (b)(c)(d)(h) (Cost: $1,739,000; Acquisition Date: 12/20/2013)		1,739,000	956,450
Queen Street XII
(6 Month LIBOR USD + 5.250%), 01/08/2020 (b)(c)(d)(h) (Cost: $6,537,000; Acquisition Date: 05/13/2016)		6,537,000	6,554,977
Resilience Re Series 1711A
8.253%, 01/08/2018 (b)(c)(d)(e)(f)(g) (Cost: $23,671,602; Acquisition Date: 02/06/2017)		25,000,000	18,455,631
Resilience Re Series 1741A
10.962%, 04/06/2018 (b)(c)(d)(e)(f)(g) (Cost: $72,452,274; Acquisition Date: 04/10/2017)		75,000,000	64,485,515

			262,678,872

Other - 0.8%
Horse Capital I DAC Class A
(3 Month EURIBOR + 4.000%), 06/15/2020 (b)(c)(d)(h) (Cost: $6,052,186; Acquisition Date: 12/14/2016)	EUR	5,750,000	7,166,083
Horse Capital I DAC Class B
(3 Month EURIBOR + 6.250%), 06/15/2020 (b)(c)(d)(h) (Cost: $4,736,493; Acquisition Date: 12/14/2016)		4,500,000	5,606,284
Horse Capital I DAC Class C
(3 Month EURIBOR + 12.000%), 06/15/2020 (b)(c)(d)(h) (Cost: $22,344,602; Original Acquisition Date: 12/14/2016)		20,500,000	25,561,370
Operational Re
5.500%, 04/08/2021 (b)(d)(g)(h) (Cost: $10,043,897; Acquisition Date: 05/19/2016)	CHF	9,953,000	10,758,241

			49,091,978

Windstorm - 0.1%
IBRD CAR 114-Class B
(6 Month LIBOR USD + 9.300%), 12/20/2019 (b)(c)(d)(h) (Cost: $2,116,000; Acquisition Date: 07/24/2017)		$2,116,000	2,084,683
IBRD CAR 115-Class C
(6 Month LIBOR USD + 5.900%), 05/19/2020 (b)(c)(d)(h) (Cost: $1,481,000; Acquisition Date: 07/24/2017)		1,481,000	1,481,518
Queen Street X
(T-BILL 3MO + 5.750%), 06/08/2018 (b)(c)(d)(h) (Cost: $1,721,000; Acquisition Date: 03/25/2015)		1,721,000	1,722,033

			5,288,234

			326,248,068

Japan - 0.3%
Earthquake - 0.3%
Kizuna Re II 2014-1 Class A
(T-BILL 3MO + 2.250%), 04/06/2018 (b)(c)(d)(h) (Cost: $2,500,515; Acquisition Date: 01/28/2015)	2,500,000	2,498,375
Nakama Re 2014-1 Class 2
(T-BILL 3MO + 2.500%), 04/13/2018 (b)(c)(d)(h) (Cost: $1,500,760; Acquisition Date: 01/12/2015)	1,500,000	1,498,725
Nakama Re 2014-2 Class 1
(T-BILL 3MO + 2.130%), 01/16/2019 (b)(c)(d)(h)(i) (Cost: $1,000,615; Acquisition Date: 01/15/2015)	1,000,000	1,001,250
Nakama Re 2014-2 Class 2
(T-BILL 3MO + 2.875%), 01/16/2019 (b)(c)(d)(h)(i) (Cost: $829,381; Acquisition Date: 09/19/2017)	819,000	825,552
Nakama Re 2016-1 Class 2
(6 Month LIBOR USD + 3.250%), 10/13/2021 (b)(c)(d)(h)(i) (Cost: $10,170,000; Acquisition Date: 09/21/2016)	10,170,000	10,311,871

		16,135,773

Windstorm (a) - 0.0%
Aozora Re 2016-1 A
(6 Month LIBOR USD + 2.200%), 04/07/2020 (b)(c)(d)(h)(i) (Cost: $2,101,000; Acquisition Date: 03/23/2016)	2,101,000	2,125,372

		18,261,145

United States - 5.2%
Earthquake - 0.9%
Golden State Re II 2014-1 Class A
(T-BILL 3MO + 2.200%), 01/08/2019 (b)(c)(d)(h)(i) (Cost: $5,400,000; Acquisition Date: 09/10/2014)	5,400,000	5,409,990
Kilimanjaro Re 2014-2 Class C
(T-BILL 3MO + 3.750%), 11/25/2019 (b)(c)(d)(h)(i) (Cost: $2,146,191; Acquisition Date: 07/20/2017)	2,114,000	2,130,701
Merna Re 2016-1 Class A
(T-BILL 3MO + 2.250%), 04/08/2019 (b)(c)(d)(h)(i) (Cost: $2,119,000; Acquisition Date: 03/24/2016)	2,119,000	2,120,165
Merna Re 2017-1 Class A
(T-BILL 3MO + 2.000%), 04/08/2020 (b)(c)(d)(h)(i) (Cost: $2,750,000; Acquisition Date: 03/22/2017)	2,750,000	2,746,975
Ursa Re 2015-1 Class B
(T-BILL 3MO + 5.000%), 09/21/2018 (b)(c)(d)(h)(i) (Cost: $15,000,000; Acquisition Date: 09/10/2015)	15,000,000	14,952,750
Ursa Re 2016-1 Class A
(T-BILL 3MO + 4.000%), 12/10/2019 (b)(c)(d)(h)(i) (Cost: $10,588,982; Original Acquisition Date: 11/21/2016)	10,541,000	10,440,333
Ursa Re 2017-1 Class B
(T-BILL 3MO + 3.500%), 05/27/2020 (b)(c)(d)(h) (Cost: $8,738,144; Original Acquisition Date: 05/10/2017)	8,723,000	8,731,723
Ursa Re 2017-1 Class E
(T-BILL 3MO + 6.000%), 06/27/2020 (b)(c)(d)(h) (Cost: $4,163,000; Acquisition Date: 05/10/2017)	4,163,000	4,183,815

		50,716,452

Multiperil - 3.4%
Blue Halo Re 2016-2 Class C
(T-BILL 3MO + 8.250%), 07/26/2019 (b)(c)(d)(h) (Cost: $22,110,788; Original Acquisition Date: 03/30/2017)	21,564,000	20,995,789
Buffalo Re 2017-1 Class A
(6 Month LIBOR USD + 3.250%), 04/07/2020 (b)(c)(d)(h) (Cost: $2,638,568; Original Acquisition Date: 03/07/2017)	2,636,000	2,602,259
Buffalo Re 2017-1 Class B
(6 Month LIBOR USD + 6.750%), 04/07/2020 (b)(c)(d)(h) (Cost: $3,000,000; Acquisition Date: 03/07/2017)	3,000,000	2,936,850
Caelus Re IV 2016-1 Class A
(T-BILL 3MO + 5.490%), 03/06/2020 (b)(c)(d)(h) (Cost: $20,619,695; Original Acquisition Date: 02/23/2016)	20,605,000	21,146,911
Caelus Re V 2017-1 Class B
(T-BILL 3MO + 4.500%), 06/05/2024 (b)(c)(d)(h) (Cost: $4,953,000; Acquisition Date: 04/27/2017)	4,953,000	4,664,983
Caelus Re V 2017-1 Class C
(T-BILL 3MO + 6.500%), 06/05/2024 (b)(c)(d)(h) (Cost: $3,170,000; Acquisition Date: 04/27/2017)	3,170,000	1,475,159
Caelus Re V 2017-1 Class D
(T-BILL 3MO + 9.250%), 06/05/2024 (b)(c)(d)(h) (Cost: $3,170,000; Acquisition Date: 04/27/2017)	3,170,000	64,510
East Lane Re VI 2015-1 Class A
(T-BILL 3MO + 3.390%), 03/13/2020 (b)(c)(d)(h)(i) (Cost: $13,213,000; Acquisition Date: 03/02/2015)	13,213,000	13,249,336
Espada Re 2016-1 Class 20
(T-BILL 3MO + 5.490%), 06/06/2020 (b)(c)(d)(h) (Cost: $3,215,000; Acquisition Date: 02/12/2016)	3,215,000	2,821,163
Fortius Re 2017-1
(6 Month LIBOR USD + 3.750%), 07/07/2024 (b)(c)(d)(h) (Cost: $740,000; Acquisition Date: 07/14/2017)	740,000	741,184
Northshore Re II 2017-1 Class A
(T-BILL 3MO + 7.250%), 07/06/2020 (b)(c)(d)(h) (Cost: $10,901,000; Acquisition Date: 06/26/2017)	10,901,000	11,043,258
PennUnion Re 2015-1
(T-BILL 3MO + 4.500%), 12/07/2018 (b)(c)(d)(h)(i) (Cost: $8,780,112; Original Acquisition Date: 10/05/2015)	8,771,000	8,776,701
Residential Re 2013-II Class 4
(T-BILL 3MO + 3.000%), 03/06/2018 (b)(c)(d)(h) (Cost: $1,988,500; Original Acquisition Date: 03/30/2017)	1,988,500	695,975
Residential Re 2014-I Class 10
(T-BILL 3MO + 15.080%), 06/06/2018 (b)(c)(d)(h) (Cost: $10,338,000; Acquisition Date: 05/22/2014)	10,338,000	3,039,372
Residential Re 2014-I Class 13
(T-BILL 3MO + 3.610%), 06/06/2018 (b)(c)(d)(h) (Cost: $2,859,000; Acquisition Date: 05/22/2014)	2,859,000	2,853,425
Residential Re 2015-I Class 10
(T-BILL 3MO + 10.970%), 06/06/2019 (b)(c)(d)(h) (Cost: $8,197,000; Acquisition Date: 05/21/2015)	8,197,000	4,517,777
Residential Re 2015-I Class 11
(T-BILL 3MO + 5.960%), 06/06/2019 (b)(c)(d)(h) (Cost: $8,915,000; Acquisition Date: 05/21/2015)	8,915,000	7,706,126
Residential Re 2016-I Class 10
(T-BILL 3MO + 11.550%), 06/06/2023 (b)(c)(d)(h) (Cost: $4,609,000; Acquisition Date: 04/28/2016)	4,609,000	2,075,663
Residential Re 2016-I Class 11
(T-BILL 3MO + 4.730%), 06/06/2023 (b)(c)(d)(h) (Cost: $5,926,000; Acquisition Date: 04/28/2016)	5,926,000	5,070,286
Residential Re 2016-II Class 3
(T-BILL 3MO + 5.370%), 12/06/2020 (b)(c)(d)(h) (Cost: $1,500,000; Acquisition Date: 11/03/2016)	1,500,000	1,480,500
Residential Re 2016-II Class 4
(T-BILL 3MO + 3.930%), 12/06/2020 (b)(c)(d)(h) (Cost: $1,250,000; Acquisition Date: 11/03/2016)	1,250,000	1,235,750

Residential Re 2017-I Class 11
(T-BILL 3MO + 4.750%), 06/06/2021 (b)(c)(d)(h) (Cost: $6,731,000; Acquisition Date: 04/19/2017)	6,731,000	6,132,951
Riverfront Re 2017-1 Class A
(T-BILL 3MO + 4.500%), 01/15/2021 (b)(c)(d)(h) (Cost: $5,603,000; Acquisition Date: 05/23/2017)	5,603,000	5,569,382
Sanders Re 2014-1 Class D
(T-BILL 3MO + 3.780%), 05/28/2019 (b)(c)(d)(h)(i) (Cost: $21,295,000; Acquisition Date: 05/07/2014)	21,295,000	21,455,777
Sanders Re 2017-2 Class A
(6 Month LIBOR USD + 3.250%), 06/05/2020 (b)(c)(d)(h) (Cost: $12,608,000; Acquisition Date: 05/24/2017)	12,608,000	12,599,805
Skyline Re 2017-1 Class 2
(T-BILL 3MO + 12.000%), 01/06/2022 (b)(c)(d)(g)(h) (Cost: $8,000,000; Acquisition Date: 02/02/2017)	8,000,000	7,874,815
Spectrum Capital Ltd. 2017-1 A
(6 Month LIBOR USD + 5.750%), 06/08/2021 (b)(c)(d)(h) (Cost: $8,343,000; Acquisition Date: 06/13/2017)	8,343,000	8,165,294
Spectrum Capital Ltd. 2017-1 B
(6 Month LIBOR USD + 3.500%), 06/08/2021 (b)(c)(d)(h) (Cost: $12,097,000; Acquisition Date: 06/13/2017)	12,097,000	12,093,371
Torrey Pines Re 2017-1 Class B
(6 Month LIBOR USD + 3.750%), 06/09/2025 (b)(c)(d)(h) (Cost: $2,377,000; Acquisition Date: 04/27/2017)	2,377,000	2,384,012
Torrey Pines Re 2017-1 Class C
(6 Month LIBOR USD + 6.250%), 06/09/2024 (b)(c)(d)(h) (Cost: $1,783,000; Acquisition Date: 04/27/2017)	1,783,000	1,791,023

		197,259,407

Windstorm - 0.9%
Alamo Re 2015-1 Class B
(T-BILL 3MO + 4.400%), 06/07/2018 (b)(c)(d)(h)(i) (Cost: $1,060,010; Original Acquisition Date: 05/06/2015)	1,059,000	1,079,227
Alamo Re 2017-1 Class A
(T-BILL 3MO + 3.750%), 06/08/2020 (b)(c)(d)(h)(i) (Cost: $12,807,000; Acquisition Date: 05/23/2017)	12,807,000	13,067,622
Bonanza Re 2016-1 Class A
(6 Month LIBOR USD + 3.750%), 12/31/2019 (b)(c)(d)(h)(i) (Cost: $1,522,000; Acquisition Date: 11/28/2016)	1,522,000	1,462,109
Bonanza Re 2016-1 Class B
(6 Month LIBOR USD + 5.000%), 12/31/2019 (b)(c)(d)(h) (Cost: $2,054,000; Acquisition Date: 11/28/2016)	2,054,000	1,956,846
Citrus Re 2015-1 Class B
(T-BILL 3MO + 6.900%), 04/09/2018 (b)(c)(d)(h) (Cost: $575,000; Acquisition Date: 04/01/2015)	575,000	578,507
Citrus Re 2015-1 Class C
(T-BILL 3MO + 10.140%), 04/09/2018 (b)(c)(d)(h) (Cost: $5,319,000; Acquisition Date: 04/01/2015)	5,319,000	4,549,873
Citrus Re 2016-1 Class D-50
(T-BILL 3MO + 7.740%), 02/25/2019 (b)(c)(d)(h)(i) (Cost: $10,257,000; Acquisition Date: 02/19/2016)	10,257,000	10,246,743
Citrus Re 2016-1 Class E-50
(T-BILL 3MO + 11.030%), 02/25/2019 (b)(c)(d)(h) (Cost: $8,548,000; Acquisition Date: 02/19/2016)	8,548,000	6,752,493
Citrus Re 2017-1 Class A
(6 Month LIBOR USD + 6.000%), 03/18/2020 (b)(c)(d)(h) (Cost: $4,500,000; Acquisition Date: 03/06/2017)	4,500,000	4,477,725
Everglades Re II 2017-1 Class A
(T-BILL 3MO + 5.000%), 05/08/2023 (b)(c)(d)(h) (Cost: $7,925,000; Acquisition Date: 04/27/2017)	7,925,000	7,773,236
Manatee Re 2016-1 Class A
(T-BILL 3MO + 5.750%), 03/13/2019 (b)(c)(d)(h) (Cost: $1,444,000; Acquisition Date: 03/02/2016)	1,444,000	1,451,076
Manatee Re 2016-1 Class C
(T-BILL 3MO + 0.500%), 03/14/2022 (b)(c)(d)(g)(h) (Cost: $2,165,000; Acquisition Date: 03/02/2016)	2,165,000	—

		53,395,457

		301,371,316

TOTAL EVENT LINKED BONDS (Cost $696,106,269)		648,826,292

PARTICIPATION NOTES - 7.5%
Global - 7.5%
Multiperil - 7.5%
Eden Re II 2016-1 Class B
04/23/2019 (b)(d)(f)(g)(h) (Cost: $141,307; Acquisition Date: 03/30/2016)	141,302	9,826,923
Eden Re II 2017-1 Class A
03/22/2021 (b)(d)(f)(g)(h)(j) (Cost: $3,764,360; Original Acquisition Date: 02/14/2017)	3,750,000	2,635,337
Eden Re II 2017-1 Class B
03/22/2021 (b)(d)(f)(g)(h)(j) (Cost: $22,500,000; Acquisition Date: 12/27/2016)	22,500,000	15,876,927
Eden Re II 2018-1 Class A
03/22/2022 (b)(d)(f)(g)(h)(j) (Cost: $6,200,000; Acquisition Date: 12/15/2017)	6,200,000	6,252,250
Eden Re II 2018-1 Class B
03/22/2022 (b)(d)(f)(g)(h)(j) (Cost: $78,750,000; Acquisition Date: 12/27/2017)	78,750,000	79,445,567
Limestone 2016-1
08/31/2021 (b)(d)(f)(g) (Cost: $16,261,177; Original Acquisition Date: 08/29/2017)	17,000,000	16,488,642
Sector Re V Series 6 Class A
03/01/2021 (b)(d)(g) (Cost: $514; Acquisition Date: 04/25/2016)	514	4,777
Sector Re V Series 6 Class B
03/01/2021 (b)(d)(g) (Cost: $8,720; Acquisition Date: 04/28/2016)	8,720	108,649
Sector Re V Series 6 Class F
03/01/2021 (b)(d)(g) (Cost: $92,224; Acquisition Date: 04/25/2016)	92,224	1,153,611
Sector Re V Series 6 Class G
03/01/2021 (b)(d)(g) (Cost: $142,985; Acquisition Date: 04/28/2016)	142,985	7,802,405
Sector Re V Series 7 Class A
03/01/2022 (b)(d)(g)(j) (Cost: $10,901,382; Acquisition Date: 04/24/2017)	10,901,382	10,439,163
Sector Re V Series 7 Class B
03/01/2022 (b)(d)(g)(j) (Cost: $2,599,131; Acquisition Date: 04/27/2017)	2,599,131	2,488,928
Sector Re V Series 7 Class C
12/01/2022 (b)(d)(g)(j) (Cost: $20,000,000; Acquisition Date: 12/04/2017)	20,000,000	20,108,000
Sector Re V Series 7 Class F
03/01/2021 (b)(d)(g)(j) (Cost: $34,935,055; Acquisition Date: 04/24/2017)	34,935,055	30,907,043
Sector Re V Series 7 Class G
03/01/2022 (b)(d)(g)(j) (Cost: $99,693,055; Acquisition Date: 04/27/2017)	99,693,055	88,198,446
Silverton Re 2016-1
09/17/2018 (b)(d)(f)(g) (Cost: $55,542; Acquisition Date: 12/18/2015)	35,000,000	292,806
Silverton Re 2017-1
09/16/2019 (b)(d)(f)(g)(j) (Cost: $37,650,000; Acquisition Date: 12/15/2016)	37,500,000	31,214,520

Versutus 2017 A-5
12/31/2019 (b)(d)(f)(g)(j) (Cost: $2,583,668; Acquisition Date: 12/28/2016)	2,583,668	2,124,861
Versutus 2018 A-5
12/31/2020 (b)(d)(f)(g)(j) (Cost: $34,500,000; Acquisition Date: 12/15/2017)	34,500,000	34,793,863
Williamsburg (Horseshoe Re)
12/31/2018 (b)(d)(f)(g) (Cost: $74,892,000; Acquisition Date: 12/15/2016)	74,834,000	72,583,004

TOTAL PARTICIPATION NOTES (Cost $445,671,120)		432,745,722

	SHARES	FAIR VALUE
PREFERENCE SHARES - 72.8%
Global - 69.7%
Marine/Energy - 0.1%
Kauai (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $33,713,738; Acquisition Date: 01/07/2016)	51,394	4,832,431

Multiperil - 69.6%
Altair Re V (b)(d)(f)(g)(j) (Cost: $49,625,000; Original Acquisition Date: 12/20/2016)	50,000	21,200,522
Arenal (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $147,563,024; Original Acquisition Date: 05/07/2015)	165,450	127,879,719
Axis Ventures Re Cell 0002 (b)(d)(f)(g)(j) (Cost: $50,027,044; Original Acquisition Date: 08/29/2014)	1,271,508	52,546,209
Axis Ventures Re Cell 0004 (b)(d)(f)(g)(j) (Cost: $601,400; Acquisition Date: 07/02/2015)	6,014	639,059
Axis Ventures Re Cell 0005 (b)(d)(f)(g)(j) (Cost: $8,869,500; Acquisition Date: 01/20/2016)	88,695	8,241,771
Axis Ventures Re Cell 0006 (b)(d)(f)(g)(j) (Cost: $370,435,516; Original Acquisition Date: 06/28/2016)	3,554,997	371,706,398
Axis Ventures Re Cell 0007 (b)(d)(f)(g)(j) (Cost: $250,000,000; Acquisition Date: 01/25/2017)	2,500,000	212,350,375
Baldwin (Horseshoe Re) (b)(d)(f)(g)(j) (Cost: $75,071,800; Acquisition Date: 01/04/2018)	750,718	75,830,062
Biscayne (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $47,714,889; Original Acquisition Date: 04/30/2014)	46,979	50,303,872
Bowery (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $200,075,000; Original Acquisition Date: 09/29/2017)	200,075	193,129,270
Cardinal Re 2015-1 (b)(d)(f)(g) (Cost: $82,493,681; Original Acquisition Date: 07/29/2015)	149	84,915,755
Carlsbad (Artex Segregated Account Company) (b)(d)(g)(j) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $67,243,236; Original Acquisition Date: 04/28/2014)	190,319	83,380,089
Cumberland (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $29,918,817; Original Acquisition Date: 04/10/2015)	28,898	23,617,765
Cypress (Horseshoe Re) (b)(d)(f)(g)(j) (Cost: $125,090,500; Original Acquisition Date: 05/31/2017)	125,090,500	121,360,426
Edmund 2 (Mt. Logan Re) (b)(d)(g)(j) (Cost: $128,545,746; Acquisition Date: 10/31/2017)	128,546	130,111,292
Emerald Lake (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $279,264,328; Acquisition Date: 12/16/2015)	380,866	246,609,130
Florblanca (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $70,771,000; Acquisition Date: 12/29/2016)	77,550	57,258,321
Greenpoint (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $52,392,000; Acquisition Date: 06/28/2017)	52,392	46,149,444
Harambee Re 2017 (b)(d)(f)(g)(j) (Cost: $1,014,807; Acquisition Date: 12/20/2016)	1,007,939	425,728
Harambee Re 2018 (b)(d)(f)(g)(j) (Cost: $50,000,000; Acquisition Date: 12/15/2017)	50,000,000	50,451,500
Hatteras (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $72,758,612; Original Acquisition Date: 12/30/2014)	68,751	69,523,788
Hudson Alexander (Mt. Logan Re) (b)(d)(g)(j) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	39,582,512
Hudson Charles (Mt. Logan Re) (b)(d)(g)(j) (Cost: $33,802,339; Original Acquisition Date: 01/02/2014)	33,802	31,458,394
Hudson Charles 2 (Mt. Logan Re) (b)(d)(g) (Cost: $33,965,500; Original Acquisition Date: 04/02/2014)	33,966	30,024,092
Hudson Charles 3 (Mt. Logan Re) (b)(d)(g) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	12,654,645
Hudson Paul (Mt. Logan Re) (b)(d)(g)(j) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	29,283,735
Hudson Paul 3 (Mt. Logan Re) (b)(d)(g) (Cost: $37,500,000; Original Acquisition Date: 04/02/2014)	37,500	35,237,231
Huntington (Mt. Logan Re) (b)(d)(g)(j) (Cost: $22,610,000; Acquisition Date: 08/23/2016)	22,610	23,125,594
Huntington 2 (Mt. Logan Re) (b)(d)(g)(j) (Cost: $5,000,000; Acquisition Date: 04/03/2017)	5,000	5,036,744
Iseo (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $200,072,000; Acquisition Date: 09/08/2017)	200,072	222,544,341
Jefferson (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $11,207,000; Acquisition Date: 12/27/2017)	11,207	11,339,043
Kona (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $0; Acquisition Date: 07/23/2015)	5,873	207,273
Latigo (Artex Segregated Account Company) (a)(b)(f)(d)(g) (Cost: $116,423,064; Original Acquisition Date: 01/06/2014)	473	115,082,784
LRe 2015 (Lorenz Re Ltd.) (b)(d)(f)(g) (Cost: $0; Acquisition Date: 03/31/2015)	1,663	—
LRe 2016 (Lorenz Re Ltd.) (b)(d)(f)(g) (Cost: $0; Original Acquisition Date: 03/31/2016)	498,930	928,852
LRe 2017 (Lorenz Re Ltd.) (b)(d)(f)(g)(j) (Cost: $59,000,000; Original Acquisition Date: 03/23/2017)	590,000	47,810,850
Mackinac (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $51,148,294; Original Acquisition Date: 02/05/2015)	55,584	46,391,314
Madison (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $72,670,038; Acquisition Date: 12/12/2016)	75,262	70,896,758
Malibu (Horseshoe Re) (b)(d)(f)(g)(j) (Cost: $14,718,603; Acquisition Date: 11/08/2016)	14,718,603	14,173,235
Mapleton (Horseshoe Re) (b)(d)(f)(g)(j) (Cost: $89,036,500; Acquisition Date: 12/29/2017)	890,365	89,223,421
Mohonk (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $76,592,050; Original Acquisition Date: 12/24/2013)	102	81,288,554
Mojave (Mt. Logan Re) (b)(d)(g)(j) (Cost: $42,293,321; Original Acquisition Date: 12/30/2014)	42,293	37,832,949
Mojave 2 (Mt. Logan Re) (b)(d)(g)(j) (Cost: $28,195,548; Original Acquisition Date: 12/24/2015)	28,196	25,221,966
Mulholland (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $14,411,287; Original Acquisition Date: 12/26/2013)	114	873,683
Pelham (Horseshoe Re) (b)(d)(f)(g)(j) (Cost: $25,066,800; Original Acquisition Date: 01/02/2018)	250,668	25,207,649
Peregrine DRF (b)(d)(f)(g)(j) (Cost: $68,404,158; Acquisition Date: 12/27/2016)	7,124,652	57,637,270
Peregrine LCA (b)(d)(f)(g)(j) (Cost: $167,598,389; Original Acquisition Date: 12/27/2016)	16,935,336	162,693,096
Pranamar (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $52,598,097; Acquisition Date: 07/07/2016)	57,568	43,835,255
Rainier (Mt. Logan Re) (b)(d)(g)(j) (Cost: $15,000,000; Acquisition Date: 01/07/2016)	15,000	13,685,342
Revelstoke (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $14,476,459; Original Acquisition Date: 01/28/2015)	15,350	17,299,151
Rondout (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $121,560,999; Original Acquisition Date: 06/19/2014)	106,238	111,971,767
Skytop (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $24,318,913; Acquisition Date: 01/09/2014)	210	31,841,778
SR0001 (Horseshoe Re) (b)(d)(f)(g) (Cost: $22,609,300; Original Acquisition Date: 07/10/2015)	1,757	24,714,717
SR0002 (Horseshoe Re) (b)(d)(f)(g)(j) (Cost: $29,675,476; Original Acquisition Date: 12/30/2015)	31,867,756	30,616,851
St. Kevins (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $35,551,227; Original Acquisition Date: 12/29/2016)	35,639	25,939,021
Sugarloaf (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $10,088,000; Acquisition Date: 01/12/2016)	19,288	8,216,455
Sussex (b)(d)(f)(g)(j) (Cost: $50,000,000; Acquisition Date: 12/22/2017)	50,000	50,229,549
Sutton (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $34,587,676; Acquisition Date: 03/24/2017)	42,693	—
Tallgrass (Mt. Logan Re) (b)(d)(g)(j) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	36,601,590
Thopas 2018 (b)(d)(f)(g)(j) (Cost: $37,500,000; Acquisition Date: 12/08/2017)	375,000	37,925,471
Turing Re 2017-1 (b)(d)(f)(g)(j) (Cost: $40,000,000; Acquisition Date: 05/23/2017)	400,000	27,409,664
Twin Lakes (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $88,729,000; Original Acquisition Date: 01/04/2016)	86,107	93,103,367
Viribus 2018 (b)(d)(f)(g)(j) (Cost: $10,000,000; Original Acquisition Date: 12/22/17)	10,000,000	10,091,220
Windsor (Horseshoe Re) (b)(d)(f)(g)(j) (Cost: $123,020,400; Original Acquisition Date: 12/29/17)	1,230,204	123,760,742
Yellowstone (Artex Segregated Account Company) (b)(d)(f)(g)(j) (Cost: $2,078,580; Acquisition Date: 01/08/2014)	100	8,567,849
Yoho (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $112,044,659; Original Acquisition Date: 05/17/2016)	138,605	94,982,506

		4,034,178,875

		4,039,011,306

United States - 3.1%
Agriculture - 0.4%
Hanalei (Artex Segregated Account Company) (b)(d)(f)(g) (Cost: $21,790,000; Original Acquisition Date: 06/22/2015)	45,313	23,797,170

Multiperil - 1.2%
Peregrine PIF (b)(d)(f)(g)(j) (Cost: $51,313,563; Original Acquisition Date: 12/27/2016)	5,485,036	44,983,033
SR0005 (Horseshoe Re) (b)(d)(f)(g) (Cost: $7,158,137; Acquisition Date: 04/15/2016)	7,158,137	6,685,743
Yosemite (Horseshoe Re) (b)(d)(f)(g)(j) (Cost: $15,542,300; Acquisition Date: 07/11/2017)	155,423	16,077,582

		67,746,358

Windstorm - 1.5%
Fescue (Mt. Logan Re) (b)(d)(g) (Cost: $50,000,000; Acquisition Date: 06/11/2015)	50,000	28,548,120
Fescue 2 (Mt. Logan Re) (b)(d)(g) (Cost: $50,000,000; Acquisition Date: 03/30/2016)	50,000	28,943,410
Hermosa (Mt. Logan Re) (b)(d)(g) (Cost: $50,000,000; Acquisition Date: 04/29/2016)	50,000	29,066,450
SR0006 (Horseshoe Re) (b)(d)(f)(g)(j) (Cost: $3,896,252; Acquisition Date: 08/09/2016)	39,381,541	2,426,218

		88,984,198

		180,527,726

TOTAL PREFERENCE SHARES (Cost $4,558,593,667)		4,219,539,032

PRIVATE FUND UNITS - 5.0%
Global - 5.0%
Multiperil - 5.0%
Aeolus Property Catastrophe J16 Keystone Fund (b)(d)(f)(g)(j) (Cost: $2,548,597; Acquisition Date: 01/21/2016)	2,549	3,067,246
Aeolus Property Catastrophe J17 Keystone Fund (b)(d)(f)(g)(j) (Cost: $157,727,726; Original Acquisition Date: 12/14/2016)	157,728	119,976,146
Aeolus Property Catastrophe MY16 Keystone Fund (b)(d)(f)(g)(j) (Cost: $15,172,593; Acquisition Date: 06/14/2016)	15,173	17,023,656
Aeolus Property Catastrophe MY17 Keystone Fund (b)(d)(f)(g)(j) (Cost: $53,658,039; Original Acquisition Date: 05/04/2017)	53,658	44,740,341
Aeolus Property Catastrophe J18 Keystone Fund (b)(d)(f)(g)(j) (Cost: $100,720,258; Original Acquisition Date: 11/17/2017)	100,740	101,713,716

TOTAL PRIVATE FUND UNITS (Cost $329,827,213)		286,521,105

LIMITED LIABILITY PARTNERSHIP (a) - 0.0%
Operating Companies (a) - 0.0%
Point Dume LLP (f)(g)		1,806,248

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $1,333,901)		1,806,248

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.21% (k)	1,411,376	1,411,376
First American Government Obligations Fund - Class Z - 1.20% (k)	1,462,119	1,462,119
First American Treasury Obligations Fund - Class Z - 1.21% (k)	1,462,119	1,462,119
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.21% (k)	1,462,119	1,462,119
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.21% (k)	1,462,119	1,462,119

TOTAL SHORT-TERM INVESTMENTS (Cost $7,259,850)		7,259,850

TOTAL INVESTMENTS (Cost $6,038,792,020) - 96.6%		5,596,698,249

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%		194,826,162

TOTAL NET ASSETS - 100.0%		$5,791,524,411

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Foreign issued security. Total foreign securities by country of domicile are $5,584,132,406. Foreign exposure is as follows: Bermuda: 93.6%, Cayman Islands: 1.3%, Ireland: 1.3%, Supranational 0.2%.
(c)	Variable rate security. Reference rates as of January 31, 2018 are as follows: T-BILL 3MO 1.47%, 3 Month EURIBOR -0.33%, 6 Month LIBOR 1.97%, and 3 Month LIBOR 1.78%. Actual reference rates may vary based on the reset date of the security.
(d)	Security is restricted as to resale.
(e)	Zero-coupon bond. The rate shown is the yield to maturity.
(f)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $4,325,941,813, which represents 74.7% of net assets.
(g)	Value is determined using significant unobservable inputs.
(h)	Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities as of January 31, 2018 was $679,908,402, which represents 11.7% of net assets.
(i)	All or a portion of the security is pledged as collateral for excess mortality swap.
(j)	Non-income producing security.
(k)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, March 2018 Settlement	37	$2,978,130	$(199,913)
Euro Fx, March 2018 Settlement	247	38,431,656	(1,899,395)
Swiss Franc, March 2018 Settlement	81	10,910,700	(649,204)
U.S. Treasury 5-Year Note, March 2018 Settlement	12	1,376,531	25,577

TOTAL FUTURES CONTRACTS SOLD		$53,697,017	$(2,722,935)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Open Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	UNREALIZED APPRECIATION

EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	Quarterly	$100,000,000	$100,000,000	$—	$47,222

TOTAL EXCESS MORTALITY SWAP CONTRACTS									$47,222

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Adviser Valuation Committee will engage an independent data delivery vendor to obtain and average firm bids from at least two independent brokers or to obtain at least one firm bid from an independent market maker to generate a price for each security and the independent data delivery vendor will provide this pricing data to the Administrator. If an independent data delivery vendor is not available or prices cannot be obtained from such a vendor, then the Adviser Valuation Committee shall obtain the bids from the independent broker(s) or market maker(s) and use them to generate a price for each security, consistent with the foregoing. If the security cannot be valued as described above, but at least one independent broker will provide a firm bid or at least one independent broker or one independent market maker will provide an indicative price, then the Adviser Valuation Committee will use the indicative price or firm bid (or the average thereof, if multiple such prices) as the price of the security; provided that the Adviser Valuation Committee determines the indicative price or firm bid represents the fair value of the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Advisor Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (eg., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers from level 3 to level 2 related to securities that were priced with broker quotes as of January 31, 2018 that were previously valued using significant unobservable inputs as of October 31, 2017. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2018:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Australia	$—	$—	$13,748	$13,748
China	—	—	2,932,015	2,932,015
Global	—	223,359,697	102,888,371	326,248,068
Japan	—	18,261,145	—	18,261,145
United States	—	293,496,501	7,874,815	301,371,316

Total Event-Linked Bonds	—	535,117,343	113,708,949	648,826,292
Participation Notes(1)	—	—	432,745,722	432,745,722
Preference Shares
Global	—	—	4,039,011,306	4,039,011,306
United States	—	—	180,527,726	180,527,726

Total Preference Shares	—	—	4,219,539,032	4,219,539,032
Private Fund Units(1)	—	—	286,521,105	286,521,105
Limited Liability Partnership(1)	—	—	1,806,248	1,806,248
Money Market Funds	7,259,850	—	—	7,259,850

Total Assets	$7,259,850	$535,117,343	$5,054,321,056	$5,596,698,249

Other Financial Instruments*
Unrealized appreciation on futures contracts	$25,577	$—	$—	$25,577
Unrealized depreciation on futures contracts	(2,748,512)	—	—	(2,748,512)
Unrealized appreciation on swap contracts	—	—	47,222	47,222

Total	$(2,722,935)	$—	$47,222	$(2,675,713)

*	Other financial instruments are derivatives, such as futures and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2018:

	Event-Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership	Swap Contracts
Beginning Balance - November 1, 2017	$119,014,076	$405,060,652	$3,134,437,713	$209,992,690	$53,136	$47,222
Acquisitions	1,645,007	139,498,493	1,182,693,168	100,720,258	1,333,901	—
Dispositions	(1,308,010)	(101,166,332)	(93,173,596)	(842,103)	—	—
Realized gains	11,322	(32,363)	(4,234,890)	(274,867)	—	—
Return of capital	—	(346,958)	(11,063,992)	—	—	—
Change in unrealized appreciation/ (depreciation)	(3,990,015)	(10,267,770)	(119,230,663)	(23,074,873)	419,211	—
Transfers in/(out) of Level 3	(1,663,431)	—	130,111,292	—	—	—

Ending Balance - January 31, 2018	$113,708,949	$432,745,722	$4,219,539,032	$286,521,105	$1,806,248	$47,222

As of January 31, 2018, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(3,990,015) for Event-Linked Bonds, $(10,267,770) for Participation Notes, $(111,450,506) for Preference Shares, $(23,074,873) for Private Fund Units, $419,211 for Limited Liability Partnerships, and $0 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2018.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/2018	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE		WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$82,954,894	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	5.6MM-$11.3MM 2.0MM-$9.1MM	$ $	10.2MM 7.6MM

Participation Notes	Financial Services	$271,534,700	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.0MM-$20.3MM 1.0MM-$28.5MM	$ $	7.5MM 11.0MM

Preference Shares	Financial Services	$3,683,124,866	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.0MM-$124.6MM 0.0MM-$208.9MM	$ $	27.5MM 43.5MM

Private Fund Units	Financial Services	$286,521,105	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$ $	0.0MM-$55.0MM 9.2MM-$25.0MM	$ $	28.2MM 22.1MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $30,754,055 for Event-Linked Bonds, $161,211,022 for Participation Notes, $536,414,166 for Preference Shares, $0 for Private Fund Units, $1,806,248 for Limited Liability Partnership and $47,222 for Swap Contracts.

Derivative Transactions – The Fund engaged in derivatives for hedging and speculative purposes during the period ended January 31, 2018. The use of derivatives included futures and swap contracts.

Futures Contracts – The Fund may purchase and sell futures contracts and has held futures contracts during the period ended January 31, 2018. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended January 31, 2018, was $51,639,949 for short contracts.

Options – The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund did not write call or put options during the period ended January 31, 2018. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

Excess Mortality Swaps – The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, January 31, 2018 the average notional amount of excess mortality swaps was $100,000,000 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

Consolidated Statement of Assets and Liabilities — Values of Derivatives as of January 31, 2018

	ASSET DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Interest rate contracts	Net assets - Unrealized appreciation*	$25,577
Swaps
Excess mortality contracts	Unrealized appreciation on swap contracts**	47,222

Total		$72,799

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Consolidated Statement of Assets and Liabilities — Values of Derivatives as of January 31, 2018

	LIABILITY DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Foreign exchange contracts	Net assets - Unrealized depreciation*	$2,748,512

Total		$2,748,512

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date:	3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date:	3/29/2018

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date:	3/29/2018

*	Print the name and title of each signing officer under his or her signature.

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